EQUITY - Disclosure of composition of share capital (Details) - shares	Jun. 30, 2022	Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Number of shares issued	69,695,325	68,217,894
Number of shares outstanding	69,695,325	68,217,894